Cash from operations (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Loss before taxation	[1]	$ (199,306)	$ (252,145)	$ (1,846,598)	$ (1,442,237)
Adjustments:
Depreciation of property, plant and equipment		78,028	92,594	231,030	302,285
Amortization of intangible assets		13,280	12,337	35,010	38,096
Amortization of prepaid site rent		2,486	2,789	7,475	7,918
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		4,132	103,429	10,106	108,510
Impairment of assets held for sale				2,853
Impairment of goodwill				87,894
Impairment of withholding tax receivables		21,855	10,508	32,827	35,112
Impairment of inventory		(435)		(435)
Net gain on disposal of property, plant and equipment		(1,270)	(386)	(3,562)	(952)
Share-based payment expense		1,813	2,654	9,879	9,571
(Reversal of loss allowance)/loss allowance on trade receivables		(4,286)	711	(2,107)	5,225
Finance income		(25,732)	(5,823)	(49,696)	(18,233)
Finance costs		350,825	271,595	2,163,157	1,816,864
Insurance claim income		(11)	(32)	(51)	(310)
Operating income before working capital changes		241,379	238,231	677,782	861,849
Changes in working capital
(Increase)/decrease in inventory		(390)	(32,555)	(5,785)	4,166
Increase in trade and other receivables		(67,035)	(61,968)	(254,162)	(199,210)
Increase in trade and other payables		8,477	86,205	9,176	74,064
Net movement in working capital		(58,948)	(8,318)	(250,771)	(120,980)
Cash from operations	[2]	$ 182,431	$ 229,913	$ 427,011	$ 740,869

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).